PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Weighted Average Asset Allocation for the Funded Defined Benefit Pension Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
Return on plan assets excluding interest income or expense, net defined benefit liability (asset)	$ 659	$ 1,121
United States
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)		40.00%
Fixed Income Securities (including cash) (in percent)		43.00%
Real Estate (in percent)		3.00%
Other (in percent)		14.00%
Total (in percent)		100.00%
Canada
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	47.00%	44.00%
Fixed Income Securities (including cash) (in percent)	46.00%	48.00%
Real Estate (in percent)	6.00%	6.00%
Other (in percent)	1.00%	2.00%
Total (in percent)	100.00%	100.00%
Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	6.00%	6.00%
Fixed Income Securities (including cash) (in percent)	77.00%	88.00%
Real Estate (in percent)	1.00%	1.00%
Other (in percent)	16.00%	5.00%
Total (in percent)	100.00%	100.00%
Europe
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	1.00%	2.00%
Fixed Income Securities (including cash) (in percent)	72.00%	73.00%
Real Estate (in percent)	0.00%	0.00%
Other (in percent)	27.00%	25.00%
Total (in percent)	100.00%	100.00%
- Asset classes that have a quoted market price in an active market | United States
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)		13.00%
Fixed Income Securities (including cash) (in percent)		0.00%
Real Estate (in percent)		0.00%
Other (in percent)		5.00%
- Asset classes that have a quoted market price in an active market | Canada
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	39.00%	34.00%
Fixed Income Securities (including cash) (in percent)	42.00%	42.00%
Real Estate (in percent)	0.00%	0.00%
Other (in percent)	0.00%	0.00%
- Asset classes that have a quoted market price in an active market | Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	3.00%	6.00%
Fixed Income Securities (including cash) (in percent)	77.00%	88.00%
Real Estate (in percent)	1.00%	1.00%
Other (in percent)	16.00%	5.00%
- Asset classes that have a quoted market price in an active market | Europe
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	1.00%	2.00%
Fixed Income Securities (including cash) (in percent)	72.00%	73.00%
Real Estate (in percent)	0.00%	0.00%
Other (in percent)	5.00%	5.00%
- Asset classes that do not have a quoted market price in an active market | United States
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)		27.00%
Fixed Income Securities (including cash) (in percent)		43.00%
Real Estate (in percent)		3.00%
Other (in percent)		9.00%
- Asset classes that do not have a quoted market price in an active market | Canada
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	8.00%	10.00%
Fixed Income Securities (including cash) (in percent)	4.00%	6.00%
Real Estate (in percent)	6.00%	6.00%
Other (in percent)	1.00%	2.00%
- Asset classes that do not have a quoted market price in an active market | Brazil
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	3.00%	0.00%
Fixed Income Securities (including cash) (in percent)	0.00%	0.00%
Real Estate (in percent)	0.00%	0.00%
Other (in percent)	0.00%	0.00%
- Asset classes that do not have a quoted market price in an active market | Europe
Disclosure of fair value of plan assets [line items]
Equity Securities (in percent)	0.00%	0.00%
Fixed Income Securities (including cash) (in percent)	0.00%	0.00%
Real Estate (in percent)	0.00%	0.00%
Other (in percent)	22.00%	20.00%